Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers - Employees, directors and service providers [member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	₪ 2,708	$ 784	₪ 4,537	₪ 5,384
Research and development [member]
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	513	148	807	1,940
General and administrative [member]
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers [Line Items]
Total share-based compensation	₪ 2,195	$ 636	₪ 3,730	₪ 3,444